United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/15

Date of Reporting Period: Quarter ended 02/28/15

Item 1. Schedule of Investments

Federated Emerging Markets Equity Fund
Portfolio of Investments
February 28, 2015 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—88.2%
		Brazil—3.3%
15,200		AMBEV SA, ADR	$98,040
5,600		Banco Bradesco SA, ADR	73,808
5,800		BB Seguridade Participacoes SA	66,198
3,200		Cielo S.A.	50,400
6,070		Itau Unibanco Holding SA, ADR	77,575
6,500		Kroton Educacional SA	23,790
6,900		Petroleo Brasileiro SA, ADR	46,299
		TOTAL	436,110
		China—11.8%
3,000	[1]	21Vianet Group, Inc., ADR	51,900
500	[1]	Alibaba Group Holding Ltd., ADR	42,560
800	[1]	Baidu, Inc., ADR	163,000
30,000		Brilliance China Automotive Holdings Ltd.	58,950
340,000		China Construction Bank Corp.	283,195
1,000		China Mobile Ltd., ADR	67,750
40,000		China Overseas Land & Investment Ltd.	121,715
23,900		Great Wall Motor Company Ltd.	152,383
90,000		Huaneng Power International, Inc.	113,373
1,200		NetEase, Inc., ADR	120,048
400		PetroChina Co. Ltd., ADR	46,548
18,000		Sinopharm Group Co., Ltd.	62,895
14,700		Tencent Holdings Ltd.	257,579
		TOTAL	1,541,896
		India—9.6%
5,000	[2]	Axis Bank Ltd., GDR	230,250
1,400	[2]	Gail India Ltd., GDR	56,280
19,500		ICICI Bank Ltd., ADR	227,175
6,100		Infosys Technologies Ltd., ADR	223,931
7,450	[2]	Larsen & Toubro Ltd., GDR	215,305
4,900		Tata Motors Ltd., ADR	241,178
11,100	[2]	Tata Steel Ltd., GDR	62,826
		TOTAL	1,256,945
		Indonesia—5.8%
200,000		PT Astra International Tbk	121,470
80,800		PT Bank Mandiri Tbk	75,017
170,000		PT Bank Rakyat Indonesia Tbk	169,342
66,300		PT Indocement Tunggal Prakarsa Tbk	123,367
255,000		PT Surya Citra Media Tbk	72,012
360,000		PT Telekomunikasi Indonesia Tbk	81,749
39,500		PT Unilever Indonesia Tbk	110,019
		TOTAL	752,976
		Mexico—5.7%
2,700		America Movil S.A.B. de C.V., Class L, ADR	57,726
3,500	[1]	Cemex S.A.B. de C.V., ADR	35,525
700	[1]	Fomento Economico Mexicano, SA de C.V., ADR	66,682
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Mexico—continued
17,500		Grupo Financiero Banorte S.A. de C.V.	$94,701
34,000		Grupo Financiero Inbursa, S.A. de C.V., Class O	94,820
40,000		Grupo Lala SAB de C.V.	79,772
37,000		Nuevo Grupo Mexico SA, Class B	112,630
80,000		Wal-Mart de Mexico SAB de C.V.	196,309
		TOTAL	738,165
		Philippines—3.5%
7,500		Ayala Corp.	121,966
38,500		BDO Unibank, Inc.	96,927
24,000		JG Summit Holdings, Inc.	36,471
6,200		Manila Electric Co.	39,374
121,000		SM Prime Holdings, Inc.	54,229
20,500		Universal Robina Corp.	101,361
		TOTAL	450,328
		South Africa—9.9%
3,000		Aspen Pharmacare Holdings Ltd.	106,407
20,300		AVI Ltd.	145,831
58,600		FirstRand Ltd.	268,727
7,500		Foschini Group Ltd.	106,343
6,800		Mr. Price Group Ltd.	157,228
11,500		MTN Group Ltd.	203,691
500		Naspers Ltd., Class N	73,383
25,300		RMB Holdings Ltd.	147,205
2,200		Sasol Ltd., ADR	80,146
		TOTAL	1,288,961
		South Korea—5.6%
1,100		Coway Co. Ltd.	86,392
375		Hyundai Motor Co.	54,838
923		Kia Motors Corp.	38,264
1,200		Korea Electric Power Corp.	48,872
750		LG Innotek Co., Ltd.	71,751
1,000		POSCO, ADR	60,640
159		Samsung Electronics Co. Ltd.	196,586
1,800	[1]	Shinhan Financial Group Co. Ltd., ADR	71,460
1,200		SK Hynix, Inc.	50,950
1,800		SK Telecom Co. Ltd., ADR	52,326
		TOTAL	732,079
		Taiwan—15.5%
142,300		Asia Cement Corp.	175,171
47,400		Au Optronics Corp., ADR	247,902
227,000	[1]	Evergreen Marine Corp. Taiwan Ltd.	166,876
525,000		First Financial Holding Co. Ltd.	309,722
79,000		Formosa Chemicals & Fibre Corp.	176,747
99,000		Fubon Finaniclal Holdings Co. Ltd.	176,018
50,400		Hon Hai Precision Industry Co. Ltd.	139,875
85,000		Nan Ya Plastics Corp.	183,781
66,000		Taiwan Semiconductor Manufacturing Co. Ltd.	315,452
248,000		United Microelectronics Corp.	125,900
		TOTAL	2,017,444
2

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Thailand—9.7%
12,900		Advanced Info Service PCL, GDR	$92,969
8,700		Airports of Thailand PCL, GDR	83,152
167,200		Bangkok Dusit Medical Services PCL, GDR	111,191
78,400		Central Pattana PCL, GDR	106,700
374,400		Jasmine International PCL, GDR	102,488
27,600		Kasikornbank PCL, GDR	185,252
167,400		Minor International PCL, GDR	176,047
10,800		PTT PCL, GDR	114,581
8,200		Siam Cement PCL, GDR	132,904
30,800		Siam Commercial Bank PLC, GDR	161,479
		TOTAL	1,266,763
		Turkey—5.4%
18,200		Aygaz AS	71,097
5,200		BIM Birlesik Magazalar A.S.	97,421
60,000		Emlak Konut Gayrimenkul Yatirim Ortakligi A.S., REIT	74,861
16,300		KOC Holding A.S.	76,019
11,500		Tofas Turk Otomobil Fabrikasi A.S.	75,178
2,200		Tupras Turkiye Petrol Rafinerileri A.S.	46,478
41,000		Turkiye Garanti Bankasi A.S.	146,761
19,400		Turkiye Halk Bankasi A.S.	115,610
		TOTAL	703,425
		United Arab Emirates—2.4%
18,000		Abu Dhabi Commercial Bank PJSC	37,542
2,100		DP World Ltd	44,520
132,000	[1]	Emaar Malls Group PJSC	102,889
17,000		Emaar Properties PJSC	34,574
9,000		First Gulf Bank PJSC	43,580
12,000		National Bank of Abu Dhabi PJSC	44,495
		TOTAL	307,600
		TOTAL COMMON STOCKS (IDENTIFIED COST $10,914,430)	11,492,692
		WARRANTS—0.0%
		Thailand—0.0%
4,800	[1]	Minor International PCL, Expiration Date 11/3/2017 (IDENTIFIED COST $0)	733
		INVESTMENT COMPANY—10.8%
1,412,021	[3,4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08% (AT NET ASSET VALUE)	1,412,021
		TOTAL INVESTMENTS—99.0% (IDENTIFIED COST $12,326,451)[5]	12,905,446
		OTHER ASSETS AND LIABILITIES - NET—1.0%[6]	129,841
		TOTAL NET ASSETS—100%[6]	13,035,287
3

At February 28, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1BIST 30 Futures	100	$415,255	April 2015	$(19,499)
1FTSE/JSE Top 40 Index Futures	6	$242,258	March 2015	$2,740
1MSCI Taiwan Stock Index Future	15	$537,150	March 2015	$8,181
1SET50 Index Future	10	$64,157	March 2015	$(1,180)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(9,758)
The average notional value of futures contracts held by the Fund throughout the period was $773,694. This is based on amounts held as of each month-end throughout the three-month period.
At February 28, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation
Contracts Sold:
3/16/2015	Citibank	397,000 EUR	$494,265	$49,909
3/16/2015	JPMorgan	502,000 EUR	$599,185	$37,304
5/11/2015	JPMorgan	3,306,169 ZAR	$288,000	$7,976
UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$95,189
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $0 and $48,349, respectively. This is based on amounts held as of each month-end throughout the three-month period.
Net Unrealized Appreciation on Futures and Foreign Exchange Contracts is included in “Other Assets and Liabilities–Net.”
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2015, these restricted securities amounted to $564,661, which represented 4.3% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Board of Trustees (“the Trustees”), if applicable, held at February 28, 2015, is as follows:
	Acquisition Date	Cost	Market Value
Axis Bank Ltd., GDR	4/29/2014-2/20/2015	$170,356	$230,250
Gail India Ltd., GDR	4/28/2014	$51,586	$56,280
Larsen & Toubro Ltd., GDR	4/28/2014-2/20/2015	$179,770	$215,305
Tata Steel Ltd., GDR	4/28/2014	$77,175	$62,826
3	7-day net yield.
4	Affiliated holding.
5	At February 28, 2015, the cost of investments for federal tax purposes was $12,326,451. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) futures contracts; and (c) outstanding foreign currency commitments was $578,995. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,088,679 and net unrealized depreciation from investments for those securities having an excess of cost over value of $509,684.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
4

■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
5

The following is a summary of the inputs used, as of February 28, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$9,460,069	$2,032,623[1]	$—	$11,492,692
Warrants	733	—	—	733
Investment Company	1,412,021	—	—	1,412,021
TOTAL SECURITIES	$10,872,823	$2,032,623	$—	$12,905,446
OTHER FINANCIAL INSTRUMENTS[2]	$(9,758)	$95,189	$—	$85,431
1	Includes $1,724,853 of securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
EUR	—Euro
GDR	—Global Depositary Receipt
REIT	—Real Estate Investment Trust
ZAR	—South African Rand
6
Federated InterContinental Fund
Portfolio of Investments
February 28, 2015 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—93.8%
		Denmark—9.0%
1,762		A.P. Moller - Maersk A/S, Class B	$4,061,235
181,700		Danske Bank A/S	4,811,982
112,432		DSV, De Sammensluttede Vognmad AS	3,631,734
55,429	[1]	Jyske Bank A/S	2,399,729
24,929		NKT Holding A/S	1,493,482
148,300		Novo Nordisk A/S, ADR	7,081,325
82,900		Sydbank AS	2,585,808
		TOTAL	26,065,295
		Finland—2.6%
33,400		Elisa Communications Oyj	908,612
70,700		Fortum Corp.	1,610,810
73,000		Nokia Oyj	586,944
40,000		Sampo Oyj, Class A	2,018,755
115,000		Stora Enso Oyj, Class R	1,104,161
65,000		UPM - Kymmene Oyj	1,219,814
		TOTAL	7,449,096
		Germany—7.0%
13,000		Allianz SE	2,176,317
18,500		BASF SE	1,773,153
15,000		Bayer AG	2,216,546
22,500		Daimler AG	2,178,191
95,500		Deutsche Telekom AG, Class REG	1,781,501
51,800	[1]	Dialog Semiconductor PLC	2,292,284
38,000		ProSieben Sat.1 Media AG	1,866,576
31,000		SAP AG	2,179,942
15,600		Siemens AG	1,742,566
34,000		Symrise AG	2,162,620
		TOTAL	20,369,696
		Indonesia—3.7%
708,300		Indocement Tunggal Prakarsa	1,317,959
3,062,700		PT Astra International Tbk	1,860,131
1,223,100		PT Bank Mandiri	1,135,567
2,561,900		PT Bank Rakyat Indonesia	2,551,989
3,937,600		PT Surya Citra Media Tbk	1,111,972
5,486,700		PT Telekomunikasi Indonesia	1,245,916
603,100		PT Unilever Indonesia Tbk	1,679,814
		TOTAL	10,903,348
		Ireland—2.8%
5,737,000	[1]	Bank of Ireland PLC	2,182,785
129,400		CRH PLC	3,665,719
33,500		Kerry Group PLC	2,436,718
		TOTAL	8,285,222
		Italy—2.0%
30,400		Azimut Holding SpA	796,383
189,100	[1]	Cerved Information Solutions SpA	1,185,023
90,943	[1]	Fiat Chrysler Automobiles NV	1,403,397
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Italy—continued
16,000		Luxottica Group SpA	$987,444
212,383		Unicredito Italiano SpA	1,412,924
		TOTAL	5,785,171
		Japan—26.9%
186,200		Aisin Seiki Co.	6,856,518
637,000		Asahi Kasei Corp.	6,581,668
48,000		Chugai Pharmaceutical Co. Ltd.	1,462,570
45,100		Disco Corp.	4,147,126
149,900		Fuji Heavy Industries Ltd.	5,088,768
518,000		Hitachi Ltd.	3,542,102
167,000		Honda Motor Co. Ltd.	5,513,618
225		Hoshino Resorts REIT, Inc.	2,450,784
151,200		Ikyu Corp.	2,187,897
3,100		Japan Hotel REIT Investment Corp.	2,057,597
380,000		Kubota Corp.	6,176,886
269,500		Mitsui & Co.	3,745,402
41,600		Murata Manufacturing Co. Ltd.	5,127,624
533,000		Nippon Express Co. Ltd.	2,980,790
8,800		Oriental Land Co. Ltd.	2,370,942
710,000		Osaka Gas Co.	2,928,435
95,500		Resorttrust, Inc.	2,305,572
394,000		Sekisui House Ltd.	5,310,972
126,600		Shionogi and Co.	3,719,950
91,400		Sumitomo Mitsui Financial Group, Inc.	3,636,517
		TOTAL	78,191,738
		Norway—8.1%
289,677		DNB Bank ASA	4,715,817
65,100		Royal Caribbean Cruises Ltd.	4,974,942
302,943		Statoil ASA	5,710,276
116,658		TGS Nopec Geophysical Co. ASA	2,844,148
96,842		Yara International ASA	5,330,950
		TOTAL	23,576,133
		Spain—7.9%
94,343		ACS Actividades de Construccion y Servicios, S.A.	3,507,167
33,600		Amadeus IT Holding SA	1,385,555
300,000		Banco Bilbao Vizcaya Argentaria SA	3,014,704
994,599		Banco Santander, SA	7,271,229
25,000	[1]	Grifols SA	1,014,273
631,541		Iberdrola SA	4,315,952
84,000		INDITEX	2,639,981
		TOTAL	23,148,861
		Sweden—9.0%
101,000		Hennes & Mauritz AB, Class B	4,407,317
365,000		Husqvarna AB, Class B	2,856,693
39,000		JM AB, Class B	1,384,671
278,000		Nordea Bank AB	3,751,349
260,000		Peab AB	2,206,429
160,000		Skand Enskilda BKN, Class A	2,018,952
40,000		SKF AB, Class B	1,007,557
82,043		Swedbank AB, Class A	2,135,460
2

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Sweden—continued
220,000		Telefonaktiebolaget LM Ericsson, Class B	$2,852,585
290,000		Volvo AB, Class B	3,499,340
		TOTAL	26,120,353
		Taiwan—5.5%
1,094,200		Asia Cement Corp.	1,346,958
323,400		Au Optronics Corp., ADR	1,691,382
2,117,300	[1]	Evergreen Marine	1,556,502
3,877,800		First Financial Holding Co. Ltd.	2,287,698
752,800		Formosa Chemicals & Fibre Corp.	1,684,245
450,300		Fubon Group Co. Ltd.	800,615
464,500		Hon Hai Precision Industry Co. Ltd.	1,289,128
427,900		Nan Ya Plastic	925,173
631,000		Taiwan Semiconductor Manufacturing Co.	3,015,911
2,570,000		United Microelectronics Corp.	1,304,692
		TOTAL	15,902,304
		Thailand—5.6%
103,200		Advanced Info Service Public Co. Ltd, GDR	743,755
2,172,900	[1]	Bangkok Dusit Medical Services Public Co., Ltd., GDR	1,445,016
637,700	[1]	Central Pattana PCL, GDR	867,887
398,100		Kasikornbank Public Co. Ltd, GDR	2,672,060
2,458,500		Minor International PCL, GDR	2,585,493
277,500		PTT Public Co. Ltd., GDR	2,944,092
123,300		Siam Cement Co. Ltd., GDR	1,998,429
589,500		Siam Commercial Bank PLC, GDR	3,090,636
		TOTAL	16,347,368
		Turkey—3.7%
237,000		Aygaz AS	925,818
74,300		BIM Birlesik Magazalar AS	1,391,996
1,390,000	[1]	Emlak Konut Gayrimenkul Yatirim	1,734,245
193,000		Koc Holding A.S.	900,108
146,000		Tofas Turk Otomobil Fabrikasi AS	954,439
51,100		Tupras Turkiye Petrol Rafinerileri A.S.	1,079,563
487,400		Turkiye Garanti Bankasi A.S.	1,744,669
330,000		Turkiye Halk Bankasi AS	1,966,556
		TOTAL	10,697,394
		TOTAL COMMON STOCKS (IDENTIFIED COST $238,996,613)	272,841,979
		INVESTMENT COMPANY—4.5%
12,966,657	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08% (AT NET ASSET VALUE )	12,966,657
		TOTAL INVESTMENTS—98.3% (IDENTIFIED COST $251,963,270)[4]	285,808,636
		OTHER ASSETS AND LIABILITIES - NET—1.7%[5]	4,965,871
		TOTAL NET ASSETS—100%	$290,774,507
3

At February 28, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
1DAX Index, Long Futures	28	$8,917,829	March 2015	$507,165
1JPNK400 Index, Long Futures	727	$8,411,018	March 2015	$448,567
1OMXS30 Index, Long Futures	165	$3,333,843	March 2015	$126,629
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,082,361
The average notional value of futures contracts held by the Fund throughout the period was $17,549,482. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/16/2015	HSBC	5,117,000,000 JPY	$42,830,836	$(45,297)
Contracts Sold:
3/13/2015	HSBC	111,200,000 NOK	$15,469,367	$969,628
3/16/2015	Citibank	26,150,000 EUR	$32,556,750	$3,287,462
3/16/2015	HSBC	5,117,000,000 JPY	$43,535,968	$750,428
4/23/2015	Morgan Stanley	12,350,000 EUR	$12,255,152	$(945,171)
6/15/2015	HSBC	5,224,000,000 JPY	$43,775,925	$42,081
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$4,059,131
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $964,962 and $5,571,318, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net”.
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At February 28, 2015, the cost of investments for federal tax purposes was $251,963,270. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $33,845,366. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $42,234,559 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,389,193.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
4

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
5

The following is a summary of the inputs used, as of February 28, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$258,631,057	$14,210,922[1]	$—	$272,841,979
Investment Company	12,966,657	—	—	12,966,657
TOTAL SECURITIES	$271,597,714	$14,210,922	$—	$285,808,636
OTHER FINANCIAL INSTRUMENTS[2]	$1,082,361	$4,059,131	$—	$5,141,492
1	Includes $13,834,057 of securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
EUR	—Euro
GDR	—Global Depositary Receipt
JPY	—Japanese Yen
NOK	—Norwegian Krone
REIT	—Real Estate Investment Trust
6
Federated International Strategic Value Dividend Fund
Portfolio of Investments
February 28, 2015 (unaudited)
Shares		Value in U.S. Dollars
	COMMON STOCKS—98.1%
	Banks—13.0%
607,800	Australia & New Zealand Banking Group, Melbourne	$16,784,257
244,100	Bank of Montreal	15,125,178
227,200	Canadian Imperial Bank of Commerce	17,387,588
2,486,000	HSBC Holdings PLC	22,156,883
485,000	National Australia Bank Ltd., Melbourne	14,363,352
200,000	Svenska Handelsbanken AB, Class A	10,075,567
755,100	Swedbank AB, Class A	19,654,156
409,000	Westpac Banking Corp. Ltd., Sydney	12,144,560
	TOTAL	127,691,541
	Energy—10.2%
2,784,000	BP PLC	19,257,579
406,800	Crescent Point Energy Corp.	10,039,021
1,470,900	ENI SpA	27,455,308
632,545	Royal Dutch Shell PLC, Class B	21,537,956
401,906	Total S.A.	21,693,713
	TOTAL	99,983,577
	Food & Staples Retailing—3.4%
1,392,200	Woolworth's Ltd.	33,408,448
	Food Beverage & Tobacco—23.3%
6,539,900	Ambev SA, ADR	42,182,355
764,115	British American Tobacco PLC	44,615,549
916,155	Imperial Tobacco Group PLC	45,162,072
4,275,000	Kimberly-Clark de Mexico	8,668,849
567,527	Nestle S.A.	44,290,144
990,849	Unilever PLC	43,841,929
	TOTAL	228,760,898
	Insurance—3.3%
157,696	Muenchener Rueckversicherungs-Gesellschaft AG	32,734,952
	Media—4.7%
721,000	Pearson PLC	15,806,277
1,325,900	Shaw Communications, Inc., Class B	30,758,420
	TOTAL	46,564,697
	Pharmaceuticals Biotechnology & Life Sciences—12.4%
1,904,643	GlaxoSmithKline PLC	45,327,639
183,100	Novartis AG	18,716,206
63,100	Roche Holding AG	17,129,365
413,186	Sanofi	40,550,136
	TOTAL	121,723,346
	Technology Hardware Storage & Peripherals—22.7%
688,000	BCE, Inc.	30,109,975
329,500	Rogers Communications, Inc., Class B	11,652,824
8,351,385	Singapore Telecom Ltd.	25,859,665
43,720	Swisscom AG	25,062,128
994,950	Telef Brasil, ADR	18,446,373
854,000	Telenor ASA	17,133,361
1,727,000	TeliaSonera AB	10,968,532
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Technology Hardware Storage & Peripherals—continued
5,503,515		Telstra Corp. Ltd.	$27,393,937
397,700		TELUS Corp.	14,137,899
12,173,818		Vodafone Group PLC	42,175,054
		TOTAL	222,939,748
		Utilities—5.1%
855,167		National Grid PLC	11,705,357
1,593,450		Scottish & Southern Energy PLC	38,696,630
		TOTAL	50,401,987
		TOTAL COMMON STOCKS (IDENTIFIED COST $950,707,623)	964,209,194
		INVESTMENT COMPANY—0.7%
7,011,561	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08% (AT NET ASSET VALUE)	7,011,561
		TOTAL INVESTMENTS—98.8% (IDENTIFIED COST $957,719,184)[3]	971,220,755
		OTHER ASSETS AND LIABILITIES - NET—1.2%[4]	11,916,195
		TOTAL NET ASSETS—100%	$983,136,950
At February 28, 2015, the fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Depreciation
Contracts Sold:
3/2/2015	BNY Mellon	1,256,381 GBP	$1,935,320	$(4,348)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,087 and $3,126, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holding.
2	7-day net yield.
3	At February 28, 2015, the cost of investments for federal tax purposes was $957,719,184. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $13,501,571. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $56,138,582 and net unrealized depreciation from investments for those securities having an excess of cost over value of $42,637,011.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers,
2

analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2015, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GBP	—Great British Pound
3
Federated Managed Volatility Fund
Portfolio of Investments
February 28, 2015 (unaudited)
Principal Amount or Shares		Value
	COMMON STOCKS—26.9%
	Consumer Discretionary—1.8%
1,327	Corus Entertainment, Inc., Class B	$23,078
75	Garmin Ltd.	3,722
1,791	Regal Entertainment Group	42,339
482	Six Flags Entertainment Corp.	21,830
78	Tupperware Brands Corp.	5,569
	TOTAL	96,538
	Consumer Staples—2.9%
521	Altria Group, Inc.	29,327
293	ConAgra Foods, Inc.	10,249
155	Kellogg Co.	9,994
582	Koninklijke Ahold NV- ADR	10,930
475	Lorillard, Inc.	32,500
328	Philip Morris International, Inc.	27,211
434	Reynolds American, Inc.	32,819
	TOTAL	153,030
	Energy—2.6%
497	BP PLC, ADR	20,596
130	Kinder Morgan, Inc.	5,331
576	Royal Dutch Shell PLC	37,653
772	Total SA, ADR	41,402
584	Valero Energy Corp.	36,027
	TOTAL	141,009
	Financials—2.7%
33	Bank of Hawaii Corp.	1,989
100	Cincinnati Financial Corp.	5,276
305	Digital Realty Trust, Inc.	20,246
1,834	Hospitality Properties Trust	56,505
252	Mercury General Corp.	13,742
1,474	Old Republic International Corp.	22,346
866	Sun Life Financial Services of Canada	26,690
	TOTAL	146,794
	Health Care—3.3%
518	AbbVie, Inc.	31,339
774	GlaxoSmithKline PLC, ADR	36,703
307	Lilly (Eli) & Co.	21,542
589	Merck & Co., Inc.	34,480
1,520	PDL BioPharma, Inc.	10,610
1,300	Pfizer, Inc.	44,616
	TOTAL	179,290
	Industrials—2.4%
834	BAE Systems PLC, ADR	27,305
748	Delta Air Lines, Inc.	33,301
1,172	Donnelley (R.R.) & Sons Co.	22,350
178	Emerson Electric Co.	10,310

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
173		Lockheed Martin Corp.	$34,609
		TOTAL	127,875
		Information Technology—4.3%
351		Apple, Inc.	45,089
3,355		Brocade Communications Systems, Inc.	41,568
862		CA, Inc.	28,032
185		Cisco Systems, Inc.	5,459
288		Intel Corp.	9,576
300		KLA-Tencor Corp.	19,486
92		Lexmark International, Inc.	3,925
1,010	[1]	Micron Technology, Inc.	30,977
508		Microsoft Corp.	22,276
155		Motorola Solutions, Inc.	10,531
180		Seagate Technology	11,002
		TOTAL	227,921
		Materials—1.3%
69		Ashland, Inc.	8,806
1,520		Newmont Mining Corp.	40,022
854		United States Steel Corp.	20,453
		TOTAL	69,281
		Telecommunication Services—3.5%
1,667		AT&T, Inc.	57,611
600		BCE, Inc.	26,286
1,509		CenturyLink, Inc.	57,131
209		Consolidated Communications Holdings, Inc.	4,447
4,458		Frontier Communications Corp.	35,575
86		Verizon Communications	4,253
		TOTAL	185,303
		Utilities—2.1%
81		Consolidated Edison Co.	5,114
238		Entergy Corp.	18,924
622		National Grid PLC, ADR	42,644
1,847		Northland Power, Inc.	25,191
437		Southern Co.	20,010
		TOTAL	111,883
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,382,703)	1,438,924
		PREFERRED STOCKS—11.3%
		Consumer Discretionary—0.8%
1,100	[1,2,3]	BBY, Issued by Bank of America Corp., ELN, 0.000%, 8/20/2015	42,218
		Consumer Staples—0.5%
277		Post Holdings, Inc., Conv, Pfd., 5.25%, 6/1/2017, Annual Dividend $5.25	27,372
		Energy—0.7%
431	[1]	SLB, Issued by Barclays Bank PLC, ELN, 10.00%, 6/22/2015	36,467
		Financials—0.8%
6		Bank of America Corp., Series L, Pfd., 7.25%, 12/31/2049, Annual Dividend $72.50	7,020
141		New York Community Cap Trust V, Conv. Pfd., 6.00%, 11/01/2051, Annual Dividend $3.00	7,047
24		Wells Fargo Co., Series L, Pfd., 7.50%, 12/31/2049, Annual Dividend $75.00	29,099
		TOTAL	43,166

Principal Amount or Shares			Value
		PREFERRED STOCKS—continued
		Health Care—1.2%
30	[1]	Actavis PLC, Conv. Pfd., 5.50%, 03/01/2018	$30,780
266	[1,2,3]	CELG, Issued by Royal Bank of Canada, ELN, 10.00%, 6/24/2015	31,917
		TOTAL	62,697
		Industrials—1.8%
364		Stanley Black & Decker, I, Conv. Pfd., 6.25%, 11/17/2016, Annual Dividend $6.25	41,984
873		United Technologies Corp., Conv. Pfd., 7.50%, 8/1/2015, Annual Dividend $3.75	55,610
		TOTAL	97,594
		Information Technology—0.7%
446	[1]	LRCX, Issued by Barclays Bank PLC, ELN, 10.00%, 6/22/2015	36,229
		Materials—1.1%
786		Alcoa, Inc., Conv. Pfd, Series 1, 5.375%, 10/1/2017, Annual Dividend $2.69	38,043
1,191		ArcelorMittal, Conv. Bond, Conv. Pfd., Series MTUS, 6.00%, 1/15/2016, Annual Dividend $1.50	20,735
		TOTAL	58,778
		Utilities—3.7%
526		AES Trust III, Conv. Pfd., 6.75%, 10/15/2029, Annual Dividend $3.38	26,789
783		Dominion Resources, Inc., Conv. Pfd., 6.375%, 7/1/2017, Annual Dividend $3.19	39,604
450		Dynegy, Inc., Conv. Pfd., Series A, 5.375%, 11/01/2017, Annual Dividend $6.57	45,203
840		Exelon Corp., Conv. Pfd., 6.50%, 06/01/2017, Annual Dividend $3.25	41,664
89		Laclede Group, Inc./The, Conv. Pfd., 6.75%, 4/1/2017, Annual Dividend $3.38	4,831
708	[1]	Nextera Energy, Inc., Conv. Pfd., 5.799%, 9/1/2016, Annual Dividend $2.90	40,384
		TOTAL	198,475
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $594,961)	602,996
		INVESTMENT COMPANIES—61.5%[4]
26,185		Emerging Markets Fixed Income Core Fund	913,176
55,312		Federated Mortgage Core Portfolio	553,123
393,476	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08%	393,476
220,482		High Yield Bond Portfolio	1,426,517
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $3,221,368)	3,286,292
		TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $5,199,032)[6]	5,328,212
		OTHER ASSETS AND LIABILITIES - NET—0.3%[7]	12,849
		TOTAL NET ASSETS—100%	$5,341,061
At February 28, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1S&P 500 E-Mini Long Futures	23	$2,418,220	March 2015	$48,783
1U.S. Treasury Notes 5-Year Short Futures	1	$119,281	June 2015	$(268)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$48,515
The average notional value of long and short futures contracts held by the Fund throughout the period was $753,685 and $60,156, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.

At February 28, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Depreciation
Contracts Sold:
3/2/2015	107 CAD	$86	$(0)*
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(0)*
*	Represents less than $1.00.
Net Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2015, these restricted securities amounted to $74,135, which represented 1.4% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 28, 2015, these liquid restricted securities amounted to $74,135, which represented 1.4% of total net assets.
4	Affiliated holdings.
5	7-day net yield.
6	At February 28, 2015, the cost of investments for federal tax purposes was $5,198,814. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities, (b) outstanding foreign currency commitments and (c) futures contracts was $129,398. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $165,680 and net unrealized depreciation from investments for those securities having an excess of cost over value of $36,282.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Fed Global”), Federated Investment Management Company (FIMCO) and Federated Equity Management Company of Pennsylvania (FEMCOPA), collectively the Co-Advisers (the “Co-Advisers”) and certain of the Co-Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The

Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibly for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,105,722	$—	$—	$1,105,722
International	333,202	—	—	333,202
Preferred Stocks
Domestic	403,227	179,034	—	582,261
International	20,735	—	—	20,735
Investment Companies[1]	393,476	2,892,816	—	3,286,292
TOTAL SECURITIES	$2,256,362	$3,250,884	$—	$5,328,212
OTHER FINANCIAL INSTRUMENTS[2]	$48,515	$—	$—	$48,515
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (the NAV) is not publically available.
2	Other financial instruments include futures contracts and foreign exchange contracts.

The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ELN	—Equity-Linked Notes
6

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2015